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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                      Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer International Value Fund
        Schedule of Investments  8/31/05

Shares                                                                 Value
        Preferred Stock - 0.6 %
        Utilities - 0.6 %
        Multi-Utilities - 0.6 %
14,700  RWE AG (Non-Voting)*                                        $   853,276
        TOTAL PREFERRED STOCK
        (Cost   $857,906)                                           $   853,276
        Common Stocks - 97.6 %
        Energy - 8.6 %
        Integrated Oil & Gas - 7.7 %
173,244 BP Amoco Plc                                                $ 1,976,198
66,428  Eni S.p.A.                                                    1,964,549
14,083  Petrobras Brasileiro (A.D.R.)                                   774,424
81,956  Repsol SA                                                     2,426,299
15,157  Total SA                                                      3,993,040
                                                                    $11,134,510
        Oil & Gas Refining & Marketing - 0.9 %
66,000  Nippon Mitsubishi *                                         $   536,753
29,100  Statoil ASA *                                                   715,237
                                                                    $ 1,251,990
        Total Energy                                                $12,386,500
        Materials - 10.3 %
        Construction Materials - 3.8 %
50,495  CRH Plc                                                     $ 1,375,891
9,000   Holcim, Ltd.                                                    584,004
8,372   Lafarge Br                                                      778,586
326,890 Shimizu Corp. *                                               1,760,591
90,049  Ultra Tech Cement, Ltd. *                                       897,980
                                                                    $ 5,397,052
        Diversified Chemical - 1.5 %
25,214  BASF AG                                                     $ 1,771,977
12,800  Bayer AG                                                        453,310
                                                                    $ 2,225,287
        Diversified Metals & Mining - 3.5 %
200,054 Dowa Mining Co., Ltd. *                                     $ 1,441,406
61,885  Broken Hill Proprietary Co., Ltd.                               967,478
39,621  Freeport-McMoRan Copper & Gold, Inc. (Class B)                1,670,818
28,261  Rio Tinto Plc                                                 1,004,986
                                                                    $ 5,084,688
        Industrial Gases - 1.5 %
353,668 Taiyo Nippon Sanso Corp.                                    $ 2,110,318
        Total Materials                                             $14,817,345
        Capital Goods - 13.0 %
        Building Products - 2.0 %
14,270  Compagnie de Saint Gobain                                   $   870,872
77,685  Daewoo Heavy Industries & Machinery, Ltd.                     1,515,096
10,600  Wienerberger AG *                                               437,380
                                                                    $ 2,823,348
        Construction & Engineering - 3.3 %
50,248  ACS, Actividades de Construccion y Servicios, SA            $ 1,514,611
355,912 Kajima Corp. * (b)                                            1,432,135
10,400  Technip *                                                       599,786
13,638  VINCI SA                                                      1,211,751
                                                                    $ 4,758,283
        Construction & Farm Machinery & Heavy Trucks - 1.2 %
26,577  Hyundai Heavy Industries                                    $ 1,781,930
        Electrical Component & Equipment - 2.1 %
175,000 Mitsubishi Electric Corp. *                                 $   943,255
43,511  Philips Electronics NV                                        1,145,871
12,753  Schneider Electric SA                                         1,006,614
                                                                    $ 3,095,740
        Industrial Conglomerates - 1.3 %
24,289  Siemens AG                                                  $ 1,845,139
        Industrial Machinery - 2.0 %
62,499  Atlas Copco AB                                              $ 1,085,477
73,986  Koyo Seiko Co., Ltd. *                                        1,079,878
89,000  Nabtesco Corp. *                                                725,685
                                                                    $ 2,891,040
        Trading Companies & Distributors - 1.1 %
144,032 Mitsui & Co., Ltd. *                                        $ 1,525,528
        Total Capital Goods                                         $18,721,008
        Commercial Services & Supplies - 0.5 %
        Data Processing Services - 0.5 %
15,300  Trans Cosmos, Inc. *                                        $   717,021
        Total Commercial Services & Supplies                        $   717,021
        Transportation - 2.6 %
        Air Freight & Couriers - 0.8 %
43,126  TNT NV                                                      $ 1,110,142
        Airport Services - 0.6 %
79,048  BAA Plc                                                     $   873,759
        Trucking - 1.2 %
146     Central Japan Railway Co.                                   $ 1,119,652
42,000  Yamato Transport Co., Ltd.                                      635,208
                                                                    $ 1,754,860
        Total Transportation                                        $ 3,738,761
        Automobiles & Components - 3.8 %
        Auto Parts & Equipment - 1.2 %
122,000 Tsubakimoto Chain Co. *                                     $   643,569
18,594  Compagnie Generale des Etablissements Michelin                1,133,795
                                                                    $ 1,777,364
        Automobile Manufacturers - 2.0 %
16,000  Hyundai Motor Co., Ltd.                                     $ 1,104,927
44,202  Toyota Motor Co.                                              1,810,731
                                                                    $ 2,915,658
        Tires & Rubber - 0.6 %
10,000  Continental AG                                              $   794,341
        Total Automobiles & Components                              $ 5,487,363
        Consumer Durables & Apparel - 0.4 %
        Apparel, Accessories & Luxury Goods - 0.4 %
3,580   Adidas-Salomon AG                                           $   640,130
        Total Consumer Durables & Apparel                           $   640,130
        Consumer Services - 2.2 %
        Casinos & Gaming - 1.6 %
23,983  Sega Sammy Holdings, Inc.                                   $ 1,767,981
18,300  Opap SA *                                                       581,916
                                                                    $ 2,349,897
        Restaurants - 0.6 %
195,576 Compass Group Plc                                           $   877,660
        Total Consumer Services                                     $ 3,227,557
        Media - 3.0 %
        Broadcasting & Cable Television - 1.9 %
82,962  British Sky Broadcasting plc                                $   854,474
15,690  Grupo Televisa SA (A.D.R.)                                      985,332
76,517  Mediaset S.p.A                                                  946,756
                                                                    $ 2,786,562
        Movies & Entertainment - 0.6 %
25,798  Vivendi Universal                                           $   813,785
        Publishing - 0.5 %
9,540   Lagardere S.C.A.                                            $   684,666
        Total Media                                                 $ 4,285,013
        Retailing - 2.6 %
        Catalog Retail - 0.7 %
63,667  GUS Plc                                                     $ 1,050,153
        Department Stores - 1.3 %
1,900   Shinsegae Co., Ltd. *                                       $   677,796
109,300 Takashimaya Co., Ltd. (b)                                     1,215,255
                                                                    $ 1,893,051
        General Merchandise Stores - 0.6 %
14,300  Ryohin Keikaku Co., Ltd.                                    $   837,631
        Total Retailing                                             $ 3,780,835
        Food & Drug Retailing - 1.3 %
        Food Distributors - 0.2 %
16,000  Toyo Suisan Kaisha, Ltd. *                                  $   282,390
        Food Retail - 1.1 %
256,163 Tesco Plc                                                   $ 1,516,468
        Total Food & Drug Retailing                                 $ 1,798,858
        Food, Beverage & Tobacco - 3.0 %
        Brewers - 0.8 %
93,100  Asahi Breweries, Ltd. *                                     $ 1,149,632
        Packaged Foods & Meats - 1.8 %
9,404   Nestle SA (Registered Shares)                               $ 2,645,023
        Tobacco - 0.4 %
27,816  British American Tobacco Plc                                $   561,450
        Total Food, Beverage & Tobacco                              $ 4,356,105
        Health Care Equipment & Services - 0.3 %
        Health Care Supplies - 0.3 %
2,200   Nobel Biocare Holding AG                                    $   481,870
        Total Health Care Equipment & Services                      $   481,870
        Pharmaceuticals & Biotechnology - 7.5 %
        Pharmaceuticals - 7.5 %
4,200   Actelion, Ltd. *                                            $   489,234
34,559  Astellas Pharma, Inc.                                         1,233,818
47,288  Astrazeneca Plc                                               2,166,460
34,314  Chugai Pharmaceutical Co. *                                     649,293
44,791  GlaxoSmithKline Plc                                           1,084,637
20,736  Novartis                                                      1,008,942
19,234  Roche Holdings AG                                             2,667,265
26,382  Shire Pharmaceuticals Group Plc (A.D.R.) (b)                  1,005,682
7,800   UCB SA *                                                        444,345
                                                                    $10,749,676
        Total Pharmaceuticals & Biotechnology                       $10,749,676
        Banks - 9.8 %
        Diversified Banks - 9.8 %
87,128  Banco Bilbao Vizcaya Argentaria, SA                         $ 1,453,183
206,049 Barclays Plc                                                  2,056,324
28,845  BNP Paribas SA                                                2,110,667
43,940  Credit Agricole SA                                            1,176,417
74,392  Development Bank of Singapore, Ltd                              692,922
15,673  Kookmin Bank (A.D.R.)                                           794,308
72,847  Royal Bank of Scotland Group Plc                              2,124,253
149,530 Turkiye Is Bankasi (Isbank)                                     894,862
299     UFJ Holdings, Inc. *                                          1,879,624
19,800  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) (144A)  (b   885,456
                                                                    $14,068,016
        Total Banks                                                 $14,068,016
        Diversified Financials - 9.6 %
        Diversified Capital Markets - 2.9 %
50,221  CS Group *                                                  $ 2,186,638
23,175  UBS AG                                                        1,903,309
                                                                    $ 4,089,947
        Investment Banking & Brokerage - 1.6 %
137,000 Nikko Cordinal Corp. *                                      $   676,176
16,000  Nomura Research Institute, Ltd. *                             1,664,105
                                                                    $ 2,340,281
        Diversified Financial Services - 5.1 %
15,595  Deutsche Bank AG *                                          $ 1,357,395
68,870  ING Groep N.V.                                                2,012,425
21,148  Societe Generale *                                            2,296,768
247,074 Sumitomo Trust Bank *                                         1,725,538
                                                                    $ 7,392,126
        Total Diversified Financials                                $13,822,354
        Insurance - 4.2 %
        Life & Health Insurance - 0.6 %
27,355  China Life Insurance Co. (A.D.R.) * (b)                     $   851,014
        Multi-Line Insurance - 2.8 %
28,329  Assicurazioni Generali                                      $   891,678
60,065  AXA                                                           1,606,563
8,645   Zurich Financial Services *                                   1,534,625
                                                                    $ 4,032,866
        Property & Casualty Insurance - 0.8 %
110,005 Mitsui Sumitomo Insurance Co. *                             $ 1,125,988
        Total Insurance                                             $ 6,009,868
        Real Estate - 1.2 %
        Real Estate Management & Development - 1.2 %
135,901 Mitsui Fudosan Co.                                          $ 1,754,088
        Total Real Estate                                           $ 1,754,088
        Software & Services - 0.6 %
        IT Consulting & Other Services - 0.6 %
10,903  Atos Origin *                                               $   830,360
        Total Software & Services                                   $   830,360
        Technology Hardware & Equipment - 1.5 %
        Communications Equipment - 0.9 %
366,300 Ericsson LM Tel Sur B                                       $ 1,278,045
        Electronic Equipment & Instruments - 0.6 %
55,489  Ricoh Co. *                                                 $   864,975
        Total Technology Hardware & Equipment                       $ 2,143,020
        Semiconductors - 0.7 %
        Semiconductor Equipment - 0.7 %
16,744  Tokyo Electron, Ltd.                                        $   953,859
        Total Semiconductors                                        $   953,859
        Telecommunication Services - 8.1 %
        Integrated Telecommunication Services - 3.9 %
22,098  Brasil Telecom Participacoes SA * (b)                       $   805,472
84,835  France Telecom SA                                             2,564,324
108,213 Telefonica SA                                                 1,791,121
28,200  Telekom Austria AG                                              593,243
                                                                    $ 5,754,160
        Wireless Telecommunication Services - 4.1 %
1,460   Jupiter Telecommunications Co., Ltd. *                      $ 1,232,529
21,806  Mobile Telesystems (A.D.R.) *                                   806,822
1,424,526Vodafone Group Plc                                            3,903,368
                                                                    $ 5,942,719
        Total Telecommunication Services                            $11,696,879
        Utilities - 2.8 %
        Electric Utilities - 2.8 %
20,149  E.On AG                                                     $ 1,928,481
38,964  First Section                                                   959,214
118,063 National Grid Plc *                                           1,119,791
                                                                    $ 4,007,486
        Total Utilities                                             $ 4,007,486
        TOTAL COMMON STOCKS
        (Cost   $113,792,351)                                       $140,473,972

          TEMPORARY CASH INVESTMENT 4.2%
          Security Lending Collateral - 4.2 %
6,069,632 Securities Lending Investment Fund,  3.43%                $ 6,069,632
          TOTAL TEMPORARY CASH INVESTMENT
        (Cost   $6,069,632)                                         $ 6,069,632

        TOTAL INVESTMENT IN SECURITIES - 102.4%
        (Cost   $120,719,889)                                       $147,396,880

        OTHER ASSETS AND LIABILITIES - (2.4)%                       $(3,498,511)

        TOTAL NET ASSETS - 100.0%                                   $143,898,369

*       Non-income producing security

(A.D.R.)American Depositary Receipt

(G.D.R.)Global Depositary Receipt

144A    Security is exempt from registration under Rule 144A of the Securities
Act of 1933.
      Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2005, the value of these securities amounted to
        $885,456 or 0.6% of net assets.

(a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $120,654,018 was as $29,209,101

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                    (2,466,239)

        Aggregate gross unrealized loss for all investments in which$26,742,862 there is an excess of tax cost over value

        Net unrealized gain

(b)     At August 31, 2005, the following securities were out on loan:

Shares                            Security                           Market
Value
8,700   Brasil Telecom Participacoes SA *                           $ 317,115
26,695  China Life Insurance Co. (A.D.R.) *                           830,481
279,000 Kajima Corp. *                                               1,122,653
25,063  Shire Pharmaceuticals Group Plc (A.D.R.)                      955,402
103,800 Takashimaya Co., Ltd.                                        1,154,103
18,810  Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.) (144A)     841,183
        Total                                                       $5,220,937







ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.